UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2009

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited)	June 30, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 91.3%
CONSUMER DISCRETIONARY — 17.4%
Auto Components — 0.5%
$2,020,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$1,424,100
660,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	221,100
	Visteon Corp., Senior Notes:
1,722,000	8.250% due 8/1/10 (c)	60,270
3,687,000	12.250% due 12/31/16 (a)(c)	147,480
	Total Auto Components	1,852,950
Automobiles — 0.3%
	General Motors Corp.:
2,665,000	Notes, 7.200% due 1/15/11 (c)	346,450
4,220,000	Senior Debentures, 8.375% due 7/15/33 (c)	559,150
2,125,000	Senior Notes, 7.125% due 7/15/13 (c)	270,938
	Total Automobiles	1,176,538
Diversified Consumer Services — 0.9%
3,290,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	3,232,425
Hotels, Restaurants & Leisure — 5.9%
1,345,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	1,378,625
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	503,719
2,975,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	2,484,125
618,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	602,550
1,400,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	763,000
	El Pollo Loco Inc.:
2,315,000	Senior Notes, 11.750% due 11/15/13	1,863,575
695,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	715,850
445,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(c)	18,913
	Harrah’s Operating Co. Inc.:
843,000	Senior Notes, 10.750% due 2/1/16	413,070
193,000	Senior Secured Notes, 10.000% due 12/15/18 (a)	111,940
2,235,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	2,123,250
1,640,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	1,279,200
3,030,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)	1,227,150
	MGM MIRAGE Inc.:
95,000	Senior Notes, 8.500% due 9/15/10	86,687
	Senior Secured Notes:
150,000	10.375% due 5/15/14 (a)	156,375
360,000	11.125% due 11/15/17 (a)	383,400
3,090,000	Senior Subordinated Notes, 8.375% due 2/1/11	2,487,450
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
1,385,000	6.375% due 7/15/09	1,353,837
225,000	6.875% due 2/15/15	147,375
765,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	753,525
1,065,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	654,975
	Snoqualmie Entertainment Authority, Senior Secured Notes:
790,000	5.384% due 2/1/14 (a)(d)	383,150
165,000	9.125% due 2/1/15 (a)	86,625
	Station Casinos Inc.:
	Senior Notes:
1,515,000	6.000% due 4/1/12 (c)(e)	530,250

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 5.9% (continued)
$2,265,000	7.750% due 8/15/16 (c)(e)	$792,750
85,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(e)	2,125
925,000	Wendy’s/Arby’s Restaurants LLC, Senior Notes, 10.000% due 7/15/16 (a)	889,156
	Total Hotels, Restaurants & Leisure	22,192,647
Household Durables — 1.5%
200,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	144,000
1,885,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	1,639,950
1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,781,050
2,250,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	2,115,000
	Total Household Durables	5,680,000
Leisure Equipment & Products — 0.1%
310,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	310,000
Media — 6.2%
	Affinion Group Inc.:
	Senior Notes:
1,150,000	10.125% due 10/15/13 (a)	1,069,500
380,000	10.125% due 10/15/13	353,400
4,200,000	Senior Subordinated Notes, 11.500% due 10/15/15	3,612,000
275,000	AMC Entertainment Inc., Senior Notes, 8.750% due 6/1/19 (a)	259,875
	CCH I LLC/CCH I Capital Corp.:
930,000	Senior Notes, 11.000% due 10/1/15 (c)(e)	111,600
6,965,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(e)	870,625
765,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c) (e)	807,075
	Cengage Learning Acquisitions Inc.:
830,000	Senior Notes, 10.500% due 1/15/15 (a)	676,450
1,380,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	1,014,300
360,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(e)	5,400
650,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c) (e)	5,200
2,930,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(e)	3,047,200
1,500,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,481,250
670,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	675,025
	DISH DBS Corp., Senior Notes:
480,000	6.625% due 10/1/14	444,000
705,000	7.750% due 5/31/15	675,037
2,325,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,107,894
2,160,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	67,500
1,915,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (c)	107,719
1,250,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	840,625
1,060,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	702,250
	Univision Communications Inc.:
535,000	Senior Notes, 7.850% due 7/15/11	529,650
1,885,000	Senior Secured Notes, 12.000% due 7/1/14 (a)	1,861,437
675,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	645,469
	Virgin Media Finance PLC, Senior Notes:
1,002,000	9.125% due 8/15/16	969,435
440,000	9.500% due 8/15/16	435,600
	Total Media	23,375,516

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Multiline Retail — 0.8%
$280,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	$303,800
	Neiman Marcus Group Inc.:
4,259,571	Senior Notes, 9.000% due 10/15/15 (b)	2,534,445
215,000	Senior Secured Notes, 7.125% due 6/1/28	131,150
	Total Multiline Retail	2,969,395
Specialty Retail — 0.6%
225,000	AutoNation Inc., Senior Notes, 3.131% due 4/15/13 (d)	199,406
1,805,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	875,425
365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	366,825
155,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	148,747
790,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	667,550
	Total Specialty Retail	2,257,953
Textiles, Apparel & Luxury Goods — 0.6%
2,340,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15 (a)	2,328,300
	TOTAL CONSUMER DISCRETIONARY	65,375,724
CONSUMER STAPLES — 2.1%
Food Products — 0.6%
	Dole Food Co. Inc., Senior Notes:
1,775,000	7.250% due 6/15/10	1,757,250
445,000	8.875% due 3/15/11	436,100
	Total Food Products	2,193,350
Household Products — 0.5%
670,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	629,800
1,235,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,219,563
	Total Household Products	1,849,363
Tobacco — 1.0%
	Alliance One International Inc., Senior Notes:
385,000	8.500% due 5/15/12	382,112
1,780,000	11.000% due 5/15/12	1,869,000
1,520,000	10.000% due 7/15/16 (a)	1,447,800
	Total Tobacco	3,698,912
	TOTAL CONSUMER STAPLES	7,741,625
ENERGY — 13.4%
Energy Equipment & Services — 2.5%
2,305,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	3,266,936
1,150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	989,000
1,575,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,397,812
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	63,787
3,270,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,573,234
	Total Energy Equipment & Services	9,290,769
Oil, Gas & Consumable Fuels — 10.9%
1,740,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,200,600
4,172,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,400,180
945,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	959,175
	Chesapeake Energy Corp., Senior Notes:
2,845,000	6.625% due 1/15/16	2,510,712
1,180,000	6.250% due 1/15/18	985,300
1,185,000	7.250% due 12/15/18	1,036,875

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 10.9% (continued)
$360,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	$332,100
1,035,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	1,037,588
4,092,174	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.131% due 4/15/10 (a)(b)(d)	2,393,922
415,000	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	340,594
345,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	341,550
	Enterprise Products Operating LLP:
1,380,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	1,112,277
620,000	Subordinated Notes, 7.034% due 1/15/68 (d)	457,917
2,500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,437,500
1,410,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	1,392,375
2,585,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,835,350
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	860,100
555,000	8.000% due 5/15/17	463,425
1,060,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	922,200
	OPTI Canada Inc., Senior Secured Notes:
770,000	7.875% due 12/15/14	502,425
720,000	8.250% due 12/15/14	478,800
1,420,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	1,029,500
1,495,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,495,000
	Petroplus Finance Ltd., Senior Notes:
630,000	6.750% due 5/1/14 (a)	544,950
780,000	7.000% due 5/1/17 (a)	651,300
1,125,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	1,161,563
	Quicksilver Resources Inc., Senior Notes:
1,200,000	8.250% due 8/1/15	1,074,000
575,000	11.750% due 1/1/16	598,000
4,980,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	4,494,450
3,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	156,825
350,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	298,375
700,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	698,250
1,415,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	171,569
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,026,875
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,188,937
1,303,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	1,312,739
	Total Oil, Gas & Consumable Fuels	40,903,298
	TOTAL ENERGY	50,194,067
FINANCIALS — 12.7%
Capital Markets — 0.1%
1,420,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	216,550
Commercial Banks — 1.1%
	Royal Bank of Scotland Group PLC:
330,000	Subordinated Bonds, 5.050% due 1/8/15	258,964
765,000	Subordinated Notes, 5.000% due 11/12/13	630,685
3,090,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (d)(f)	2,566,662
605,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (d) (f)	585,832
	Total Commercial Banks	4,042,143
Consumer Finance — 5.3%
3,120,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	3,010,800
	Ford Motor Credit Co.:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Consumer Finance — 5.3% (continued)
$925,000	Notes, 7.875% due 6/15/10	$878,816
	Senior Notes:
477,000	5.879% due 6/15/11 (d)	414,394
1,000,000	9.875% due 8/10/11	925,472
960,000	3.889% due 1/13/12 (d)	744,000
9,860,000	12.000% due 5/15/15	9,229,975
	GMAC LLC:
	Senior Notes:
1,250,000	6.500% due 10/15/09 (a)	1,242,316
5,034,000	8.000% due 11/1/31 (a)	3,574,140
234,000	Subordinated Notes, 8.000% due 12/31/18 (a)	150,930
	Total Consumer Finance	20,170,843
Diversified Financial Services — 3.5%
1,485,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,032,075
	CIT Group Inc., Senior Notes:
525,000	4.125% due 11/3/09	497,695
1,775,000	0.759% due 3/12/10 (d)	1,512,080
1,250,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	1,309,375
2,040,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (d) (f)	1,790,161
	Leucadia National Corp., Senior Notes:
1,220,000	8.125% due 9/15/15	1,110,200
450,000	7.125% due 3/15/17	367,875
	TNK-BP Finance SA:
1,525,000	7.875% due 3/13/18 (a)	1,288,625
	Senior Notes:
150,000	7.500% due 7/18/16 (a)	128,625
744,000	7.875% due 3/13/18 (a)	617,520
2,850,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.732% due 10/1/15	2,793,000
765,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	736,313
	Total Diversified Financial Services	13,183,544
Insurance — 0.6%
	American International Group Inc.:
2,830,000	Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	808,101
	Senior Notes:
1,360,000	5.450% due 5/18/17	716,815
385,000	8.250% due 8/15/18 (a)	226,873
590,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	479,068
	Total Insurance	2,230,857
Real Estate Investment Trusts (REITs) — 0.5%
75,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	47,625
425,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	369,750
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
360,000	6.500% due 6/1/16	324,000
1,165,000	6.750% due 4/1/17	1,051,413
	Total Real Estate Investment Trusts (REITs)	1,792,788
Real Estate Management & Development — 0.5%
660,400	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(e)(g)	247,650
	Realogy Corp.:
2,300,000	Senior Notes, 10.500% due 4/15/14	1,006,250
2,045,000	Senior Subordinated Notes, 12.375% due 4/15/15	582,825

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Real Estate Management & Development — 0.5% (continued)
$204,742	Senior Toggle Notes, 11.000% due 4/15/14 (b)	$65,517
	Total Real Estate Management & Development	1,902,242
Thrifts & Mortgage Finance — 1.1%
5,340,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	4,325,400
	TOTAL FINANCIALS	47,864,367
HEALTH CARE — 7.1%
Health Care Equipment & Supplies — 0.6%
	Biomet Inc., Senior Notes:
1,860,000	10.375% due 10/15/17 (b)	1,808,850
310,000	11.625% due 10/15/17	305,350
	Total Health Care Equipment & Supplies	2,114,200
Health Care Providers & Services — 6.5%
3,245,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	2,190,375
	DaVita Inc.:
230,000	Senior Notes, 6.625% due 3/15/13	217,925
1,640,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,549,800
	HCA Inc.:
3,920,000	Debentures, 7.500% due 11/15/95	2,074,099
40,000	Senior Notes, 6.250% due 2/15/13	35,200
3,623,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	3,595,827
2,000,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,970,000
	Tenet Healthcare Corp., Senior Notes:
2,350,000	7.375% due 2/1/13	2,126,750
1,200,000	9.000% due 5/1/15 (a)	1,215,000
2,465,000	10.000% due 5/1/18 (a)	2,600,575
	Universal Hospital Services Inc., Senior Secured Notes:
530,000	4.635% due 6/1/15 (d)	429,300
1,990,000	8.500% due 6/1/15 (b)	1,885,525
3,500,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(d)	2,966,250
1,685,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	1,680,788
	Total Health Care Providers & Services	24,537,414
Pharmaceuticals — 0.0%
4,870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	24,350
	TOTAL HEALTH CARE	26,675,964
INDUSTRIALS — 9.6%
Aerospace & Defense — 0.9%
	Hawker Beechcraft Acquisition Co., Senior Notes:
210,000	8.500% due 4/1/15	109,200
4,385,000	8.875% due 4/1/15 (b)	1,863,625
	L-3 Communications Corp., Senior Subordinated Notes:
1,460,000	5.875% due 1/15/15	1,303,050
260,000	6.375% due 10/15/15	237,250
	Total Aerospace & Defense	3,513,125
Airlines — 1.9%
	Continental Airlines Inc., Pass-Through Certificates:
207,548	8.312% due 4/2/11	170,190
930,000	7.339% due 4/19/14	669,600
5,190,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	3,036,150
1,017,933	Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14	676,925
	United Airlines Inc., Pass-Through Certificates:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Airlines — 1.9% (continued)
$1,045,000	6.831% due 3/1/10	$1,159,950
962,968	8.030% due 7/1/11	953,338
460,000	6.932% due 9/1/11	598,000
	Total Airlines	7,264,153
Building Products — 1.2%
	Associated Materials Inc.:
4,875,000	Senior Discount Notes, 11.250% due 3/1/14	2,169,375
945,000	Senior Subordinated Notes, 9.750% due 4/15/12	831,600
760,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	613,700
4,790,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 29.868% due 3/1/14	407,150
320,000	Owens Corning Inc., Subordinated Notes, 9.000% due 6/15/19	310,890
	Total Building Products	4,332,715
Commercial Services & Supplies — 1.9%
2,405,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,320,825
	RSC Equipment Rental Inc.:
2,495,000	Senior Notes, 9.500% due 12/1/14	2,014,712
745,000	Senior Secured Notes, 10.000% due 7/15/17 (a)(g)	745,000
	US Investigations Services Inc., Senior Subordinated Notes:
280,000	10.500% due 11/1/15 (a)	229,600
2,405,000	11.750% due 5/1/16 (a)	1,863,875
	Total Commercial Services & Supplies	7,174,012
Machinery — 0.3%
730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	640,575
	Terex Corp.:
270,000	Senior Notes, 10.875% due 6/1/16	271,350
370,000	Senior Subordinated Notes, 8.000% due 11/15/17	286,288
	Total Machinery	1,198,213
Road & Rail — 1.8%
240,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	214,800
	Kansas City Southern de Mexico, Senior Notes:
3,210,000	9.375% due 5/1/12	3,065,550
520,000	7.375% due 6/1/14	439,400
565,000	12.500% due 4/1/16 (a)	576,300
355,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	392,275
2,080,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	2,017,600
	Total Road & Rail	6,705,925
Trading Companies & Distributors — 1.3%
1,445,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,231,863
465,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	398,738
2,755,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,224,662
2,410,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(e)	879,650
	Total Trading Companies & Distributors	4,734,913
Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
1,470,000	8.633% due 5/15/15 (a)(d)	492,450
2,185,000	12.500% due 5/15/17 (a)	775,675
	Total Transportation Infrastructure	1,268,125
	TOTAL INDUSTRIALS	36,191,181

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
INFORMATION TECHNOLOGY — 1.7%
Communications Equipment — 0.5%
$3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	$1,797,650
IT Services — 0.7%
	Ceridian Corp., Senior Notes:
155,000	11.250% due 11/15/15	130,394
1,430,000	12.250% due 11/15/15 (b)	1,038,537
	First Data Corp.:
250,000	5.625% due 11/1/11	143,750
1,385,000	Senior Notes, 9.875% due 9/24/15 (a)	990,275
290,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	269,338
	Total IT Services	2,572,294
Semiconductors & Semiconductor Equipment — 0.4%
	Freescale Semiconductor Inc.:
	Senior Notes:
1,315,000	8.875% due 12/15/14	670,650
346,294	9.125% due 12/15/14 (b)	129,860
1,440,000	Senior Subordinated Notes, 10.125% due 12/15/16	496,800
600,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	297,750
	Total Semiconductors & Semiconductor Equipment	1,595,060
Software — 0.1%
430,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	334,325
	TOTAL INFORMATION TECHNOLOGY	6,299,329
MATERIALS — 8.6%
Chemicals — 0.7%
1,270,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	1,323,975
3,670,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (c)(e)	385,350
455,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	436,800
494,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	434,720
	Total Chemicals	2,580,845
Containers & Packaging — 0.9%
705,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	706,762
	Graham Packaging Co. L.P.:
480,000	Senior Notes, 8.500% due 10/15/12	465,600
325,000	Senior Subordinated Notes, 9.875% due 10/15/14	303,875
725,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(g)	0
640,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	654,400
	Solo Cup Co.:
555,000	Senior Secured Notes, 10.500% due 11/1/13 (a)	559,163
1,070,000	Senior Subordinated Notes, 8.500% due 2/15/14	882,750
	Total Containers & Packaging	3,572,550
Metals & Mining — 3.7%
1,785,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,474,856
4,890,404	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(d)	2,720,287
3,195,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,444,175
1,590,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	1,770,235
3,795,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	3,111,900
	Teck Resources Ltd., Senior Secured Notes:
650,000	9.750% due 5/15/14 (a)	673,398
540,000	10.250% due 5/15/16 (a)	566,345

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Metals & Mining — 3.7% (continued)
$1,090,000	10.750% due 5/15/19 (a)	$1,173,555
	Total Metals & Mining	13,934,751
Paper & Forest Products — 3.3%
5,310,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	4,911,750
	Appleton Papers Inc.:
125,000	Senior Notes, 8.125% due 6/15/11 (e)	81,875
5,375,000	Senior Subordinated Notes, 9.750% due 6/15/14 (e)	1,854,375
2,180,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	2,125,500
	NewPage Corp., Senior Secured Notes:
3,525,000	7.278% due 5/1/12 (d)	1,744,875
375,000	10.000% due 5/1/12	181,875
1,617,635	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(d)	194,116
1,215,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	1,117,800
	Total Paper & Forest Products	12,212,166
	TOTAL MATERIALS	32,300,312
TELECOMMUNICATION SERVICES — 9.5%
Diversified Telecommunication Services — 5.9%
1,620,000	CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17 (a)	1,587,600
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	240,625
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(g)	0
980,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(e)	98
1,345,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,378,625
1,185,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	1,152,413
1,720,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.988% due 2/1/15	1,548,000
	Intelsat Jackson Holdings Ltd., Senior Notes:
170,000	9.500% due 6/15/16 (a)	171,700
3,935,000	11.500% due 6/15/16 (a)	3,875,975
	Level 3 Financing Inc., Senior Notes:
2,815,000	12.250% due 3/15/13	2,688,325
2,320,000	9.250% due 11/1/14	1,914,000
1,710,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,658,700
240,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	220,200
3,000,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,852,500
2,263,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	2,274,315
1,770,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,703,625
	Total Diversified Telecommunication Services	22,266,701
Wireless Telecommunication Services — 3.6%
1,340,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	1,598,679
610,000	iPCS Inc., Senior Secured Notes, 3.153% due 5/1/13 (d)	484,950
	MetroPCS Wireless Inc., Senior Notes:
460,000	9.250% due 11/1/14 (a)	457,700
130,000	9.250% due 11/1/14	129,838
	Sprint Capital Corp., Senior Notes:
350,000	7.625% due 1/30/11	347,812
605,000	8.375% due 3/15/12	598,950
655,000	6.875% due 11/15/28	468,325
7,930,000	8.750% due 3/15/32	6,423,300

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Wireless Telecommunication Services — 3.6% (continued)
$3,700,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	$2,849,000
	Total Wireless Telecommunication Services	13,358,554
	TOTAL TELECOMMUNICATION SERVICES	35,625,255
UTILITIES — 9.2%
Electric Utilities — 2.9%
	Texas Competitive Electric Holdings Co. LLC, Senior Notes:
15,345,000	10.250% due 11/1/15	9,628,988
2,862,438	10.500% due 11/1/16 (b)	1,331,033
	Total Electric Utilities	10,960,021
Gas Utilities — 0.7%
2,730,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,525,250
Independent Power Producers & Energy Traders — 5.6%
	AES Corp.:
1,540,000	Secured Notes, 8.750% due 5/15/13 (a)	1,570,800
	Senior Notes:
3,000,000	8.000% due 10/15/17	2,805,000
560,000	8.000% due 6/1/20	505,400
	Dynegy Holdings Inc.:
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,306,250
3,165,000	Senior Notes, 7.750% due 6/1/19	2,480,569
320,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	280,800
	Edison Mission Energy, Senior Notes:
1,670,000	7.750% due 6/15/16	1,369,400
1,150,000	7.200% due 5/15/19	862,500
1,785,000	7.625% due 5/15/27	1,151,325
4,007,100	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	2,464,366
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
326,503	9.125% due 6/30/17	324,054
1,159,410	10.060% due 12/30/28	1,114,483
780,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	752,700
	NRG Energy Inc., Senior Notes:
3,250,000	7.250% due 2/1/14	3,160,625
105,000	7.375% due 1/15/17	99,225
890,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	801,000
	Total Independent Power Producers & Energy Traders	21,048,497
	TOTAL UTILITIES	34,533,768
	TOTAL CORPORATE BONDS & NOTES (Cost — $423,262,441)	342,801,592
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(g) (Cost - $10,603,191)	0
COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
1,515,064	Countrywide Home Loan Mortgage Pass-Through Trust, 5.214% due 4/20/35 (d) (Cost - $937,717)	575,724

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
COLLATERALIZED SENIOR LOANS — 2.5%
CONSUMER DISCRETIONARY — 1.0%
Auto Components — 0.4%
$2,170,048	Allison Transmission Inc., Term Loan B, 3.759% due 8/7/14 (d)	$1,731,002
Media — 0.5%
968,305	Idearc Inc., Term Loan B, 4.250% due 11/1/14 (d)	418,100
1,500,000	Newsday LLC, Term Loan, 9.750% due 7/15/13 (d)	1,507,500
	Total Media	1,925,600
Specialty Retail — 0.1%
250,000	Michaels Stores Inc., Term Loan B, 2.676% due 10/31/13 (d)	199,167
	TOTAL CONSUMER DISCRETIONARY	3,855,769
ENERGY — 0.6%
Energy Equipment & Services — 0.5%
2,589,602	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (b)(d)(e)	1,851,565
Oil, Gas & Consumable Fuels — 0.1%
1,500,000	Stallion Oilfield Services, Term Loan, 7.736% due 7/31/12 (d)	461,250
	TOTAL ENERGY	2,312,815
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.2%
1,000,000	Hawker Beechcraft, Term Loan B, 3.798% due 3/26/14 (d)	686,875
Airlines — 0.1%
1,000,000	United Airlines Inc., Term Loan B, 2.330% due 1/12/14 (d)	592,083
Commercial Services & Supplies — 0.1%
250,000	Rental Services Corp., Term Loan, 4.526% due 12/1/13 (d)	192,500
Trading Companies & Distributors — 0.1%
1,120,195	Penhall International Corp., Term Loan, 9.883% due 4/1/12 (d)	280,049
	TOTAL INDUSTRIALS	1,751,507
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
1,250,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14 (d)	1,289,844
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $11,963,081)	9,209,935
CONVERTIBLE BONDS & NOTES — 1.2%
CONSUMER DISCRETIONARY — 0.9%
Media — 0.9%
4,030,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	3,143,400
INDUSTRIALS — 0.3%
Marine — 0.3%
1,685,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	1,190,031
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $3,660,515)	4,333,431
SOVEREIGN BONDS — 0.7%
Russia — 0.7%
2,784,000	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $3,047,096)	2,768,688
Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
4,482	Buffets Restaurant Holdings (g)*	4,034

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Shares	Security	Value
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (e)(g)*	$0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(g)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (e)(g)*	0
20,125	Pagemart Wireless (e)(g)*	201
	TOTAL TELECOMMUNICATION SERVICES	201
	TOTAL COMMON STOCKS (Cost — $2,607,864)	4,235
CONVERTIBLE PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
3,030	Bank of America Corp., 7.250% (Cost - $3,008,006)	2,533,171
PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
22,300	Corts-Ford Motor Co., 7.400%	256,673
17,100	Corts-Ford Motor Co., 8.000%	233,415
1,600	Ford Motor Co., Series F, 7.550%	18,080
900	General Motors Corp., 7.250%	2,419
10,100	General Motors Corp., 7.250%	27,144
2,200	General Motors Corp., 7.375%	5,912
400	General Motors Corp., 7.375%	1,075
31,700	General Motors Corp., 7.500%	85,194
	Total Automobiles	629,912
Media — 0.0%
4	ION Media Networks Inc., Series B, 12.000% (e)(g)*	0
	TOTAL CONSUMER DISCRETIONARY	629,912
FINANCIALS — 0.2%
Consumer Finance — 0.1%
1,181	Preferred Blocker Inc., 7.000% (a)	507,978
Diversified Financial Services — 0.1%
3,400	Preferred Plus, Trust, Series FRD-1, 7.400%	38,930
8,400	Saturns, Series F 2003-5, 8.125%	116,256
	Total Diversified Financial Services	155,186
Thrifts & Mortgage Finance — 0.0%
37,200	Federal National Mortgage Association (FNMA), 8.250% (d)(h)*	49,848
	TOTAL FINANCIALS	713,012
	TOTAL PREFERRED STOCKS (Cost — $2,974,177)	1,342,924
Warrants
WARRANTS — 0.0%
1,981	Buffets Restaurant Holdings, Expires 4/28/14 (e)(g)*	0
1,705	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(e)(g)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(e)(g)*	0
1,000	Jazztel PLC, Expires 7/15/10 (a)(e)(g)*	0

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Warrants	Security	Value
WARRANTS — 0.0% (continued)
1	Turbo Cayman Ltd., Expires 11/1/14 (g)*	$0
	TOTAL WARRANTS (Cost — $331,526)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $462,395,614)	363,569,700
Face Amount
SHORT-TERM INVESTMENT† — 1.6%
Repurchase Agreement — 1.6%
$6,072,000	Morgan Stanley tri-party repurchase agreement dated 6/30/09, 0.030% due 7/1/09; Proceeds at maturity - $6,072,005; (Fully collateralized by U.S. government agency obligations, 4.250% due 12/12/18; Market value $6,207,241) (Cost - $6,072,000)	6,072,000
	TOTAL INVESTMENTS — 98.5% (Cost — $468,467,614#)	369,641,700
	Other Assets in Excess of Liabilities — 1.5%	5,649,153
	TOTAL NET ASSETS — 100.0%	$375,290,853

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(e)	Illiquid security.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GMAC - General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds & notes	—	$341,808,942	$992,650	$342,801,592
Asset-backed security	—	—	0	0
Collateralized mortgage obligation	—	575,724	—	575,724
Collateralized senior loans	—	9,209,935	—	9,209,935
Convertible bonds & notes	—	4,333,431	—	4,333,431
Sovereign bonds	—	2,768,688	—	2,768,688
Common stocks:
Consumer discretionary	—	—	4,034	4,034
Consumer staples	—	—	0	0
Materials	—	—	0	0
Telecommunication services	—	—	201	201
Convertible preferred stocks:
Financials	$2,533,171	—	—	2,533,171
Preferred stocks:
Consumer discretionary	629,912	—	0	629,912
Financials	205,034	507,978	—	713,012
Warrants	—	—	0	0
Total Long-term investments	$3,368,117	$359,204,698	$996,885	$363,569,700
Short-term investment†	—	6,072,000	—	6,072,000
Total investments	$3,368,117	$365,276,698	$996,885	$369,641,700

† See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Common Stocks				Preferred stocks
	Corporate	Assets-backed	Consumer	Consumer		Telecom- -munication	Consumer
	Bonds and notes	Securities	Discretionary	Staples	Materials	Services	Discretionary	Warrants	Total

Balance as of September 30, 2008	$1,268,162	$0	$5	$0	$0	$201	$0	$0	$1,268,368

Accrued premiums/discounts	49,340	—	—	—	—	—	—	—	49,340

Realized gain/(loss)	5,197	—	(1,924,237)	—	—	—	—	(292,090)	(2,211,130)[1]

Change in unrealized appreciation(depreciation)	(117,300)	—	1,928,266	—	—	—	—	292,090	2,103,056 [2]

Net purchases (sales)	647,273	—	—	—	—	—	—	—	647,273

Net transfers in and/or out of Level 3	(860,022)	—	—	—	—	—	—	—	(860,022)

Balance as of June 30, 2009	$992,650	$0	$4,034	$0	$0	$201	$0	$0	$996,885

Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(2,261,729)	$(11,102,032)	$(2,359,963)	$(235,515)	$(2)	$(8,148)	$(74,675)	$(331,527)	$(16,373,591)

1 This amount is included in net realized gain (loss) from investment transactions.

2 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,091,949
Gross unrealized depreciation	(114,917,863)
Net unrealized depreciation	$(98,825,914)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 27, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 27, 2009